Employee future benefits (Details Narrative) - Pension defined benefit plans [member]	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Defined benefit obligation, discount rate	3.70%	3.25%	1.10%
Pension benefits increase rates	1.00%	0.50%	0.50%